Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Other Equity-Based Awards
Our equity-based incentive awards granted to our named executive officers are designed to align the interests of our named executive officers with those of our shareholders. Vesting of equity awards is generally tied to each officer’s continuous service with us and serves as an additional incentive measure. Our executives generally are awarded an initial new hire grant upon commencement of employment and are typically awarded annual grants in line with the practice of our peer group. Additional grants may occur periodically in order to specifically incentivize executives with respect to achieving certain corporate goals or to reward executives for exceptional performance. We generally avoid granting stock options, stock appreciation rights or similar option-like instruments in relation to the disclosure of material non-public information except to new hires or in connection with the promotion of any employee to a new position. No option was granted within four business days before and one business day after the filing of a periodic report or the filing of furnishing of a current report on Form 8-K that contains material nonpublic information (other than disclosure of a material new option award grant under Item 5.02(e) of Form 8-K), except for the option grant to Dr. Graul on August 5, 2025 as described below in connection with her appointment as a member of the Board of Directors and her elevation as Chief Executive Officer on that date, which occurred within four business days prior to the filing of the Company’s quarterly report on Form 10-Q on August 7, 2024.

Award Timing Method	Our equity-based incentive awards granted to our named executive officers are designed to align the interests of our named executive officers with those of our shareholders. Vesting of equity awards is generally tied to each officer’s continuous service with us and serves as an additional incentive measure. Our executives generally are awarded an initial new hire grant upon commencement of employment and are typically awarded annual grants in line with the practice of our peer group. Additional grants may occur periodically in order to specifically incentivize executives with respect to achieving certain corporate goals or to reward executives for exceptional performance.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We generally avoid granting stock options, stock appreciation rights or similar option-like instruments in relation to the disclosure of material non-public information except to new hires or in connection with the promotion of any employee to a new position.